July 19, 2001

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street N.W.,
Washington, DC 20549

VIA EDGAR

SUBJECT:    Certification under Rule 497(j) - The AAL Mutual Funds
                      File No. 33-12911, File No. 811-5075

Dear Ladies and Gentleman:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N1-A would not have differed from that contained in said amendment to such registration statement that was filed electronically on July 17, 2001.

Please direct any comments or questions concerning this certification to Frederick D. Kelsven at (920) 628-3503.

Sincerely,

/s/ Frederick D. Kelsven

Frederick D. Kelsven
Secretary
The AAL Mutual Funds